(Loss) Earnings Per Share - Schedule of Earnings Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Dilutive Earnings Per Share [Line Items]
Anti-dilutive shares	641,011	76,188
IPO Warrants [Member]
Dilutive Earnings Per Share [Line Items]
Anti-dilutive shares	75,000	75,000
Over-allotment Warrants [Member]
Dilutive Earnings Per Share [Line Items]
Anti-dilutive shares	1,188	1,188
Convertible Note [Member]
Dilutive Earnings Per Share [Line Items]
Anti-dilutive shares	564,823